OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS
Summary of other current assets

	December 31,	December 31,
	2020	2019
Recoverable value-added taxes	$3,141,867	$2,475,711
Others	190,568	59,887
Less: provision for doubtful accounts	(8,903)	(8,337)
	$3,323,532	$2,527,261